Insurance (Guarantees Related to Annuity Contracts) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Variable Annuity Guarantees | Guaranteed Death Benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value	$ 59,858	$ 62,810
Separate account value	48,216	51,077
Net amount at risk	$ 1,698	$ 702
Average attained age of contractholders	65 years	65 years
Variable Annuity Guarantees | Guaranteed Annuitization Benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value	$ 27,648	$ 29,474
Separate account value	26,530	28,347
Net amount at risk	$ 379	$ 244
Average attained age of contractholders	63 years	63 years
Other Annuity Guarantees | Guaranteed Annuitization Benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value	$ 406	$ 456
Net amount at risk	$ 144	$ 153
Average attained age of contractholders	56 years	55 years